Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Repayment of sellers' floor plan notes payable, Dealership acquisitions	$ 54,453	$ 9,883	$ 2,884
Senior subordinated convertible notes, interest rate	3.50%	3.50%	3.50%